CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Oct. 30, 2011		Oct. 31, 2010
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 4,000		$ 4,000
Preferred stock, par value (in dollars per share)	$ 0.01	[1]	$ 0.01	[1]
Preferred stock, shares authorized	160,000,000	[1]	160,000,000	[1]
Preferred stock, shares issued	0	[1]	0	[1]
Common stock, nonvoting
Common stock, par value (in dollars per share)	$ 0.01	[1]	$ 0.01	[1]
Common stock, shares authorized	400,000,000	[1]	400,000,000	[1]
Common stock, shares issued	0	[1]	0	[1]
Common stock
Common stock, par value (in dollars per share)	$ 0.0293	[1]	$ 0.0293	[1]
Common stock, shares authorized	800,000,000	[1]	800,000,000	[1]
Common stock, shares issued	263,963,251	[1]	265,963,080	[1]

[1]	Shares and par values have been restated, as appropriate, to reflect the two-for-one stock split effected February 1, 2011